Acquisitions/Divestitures (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended
	Dec. 31, 2014 Acquisition	Dec. 31, 2013 Acquisition	Dec. 31, 2012 Acquisition	Sep. 30, 2014 Acquisition	Jul. 03, 2013	Dec. 03, 2012	Sep. 30, 2013 Acquisition
Acquisitions:
Businesses acquired, number (in entities)	6	10	11
Businesses acquired, aggregate cost	$ 608	$ 3,219	$ 3,964
Goodwill	30,556	31,184	29,247
Software
Acquisitions:
Businesses acquired, number (in entities)	5
Goodwill	21,000	21,121	20,405
GBS
Acquisitions:
Goodwill	4,086	4,334	4,357
GTS
Acquisitions:
Businesses acquired, number (in entities)				1
Goodwill	3,998	4,129	2,916
STG
Acquisitions:
Goodwill	1,472	1,601	1,568
SoftLayer
Acquisitions:
Percentage of business acquired					100.00%
Businesses acquired, cash consideration					1,977
Goodwill		1,285			1,285
Expected percent of goodwill deductible for tax purposes					0.00%
Acquired intangible asset, weighted average useful life		7 years
SoftLayer | Software
Acquisitions:
Goodwill					39
SoftLayer | GTS
Acquisitions:
Goodwill					1,246
Kenexa
Acquisitions:
Percentage of business acquired						100.00%
Businesses acquired, cash consideration						1,351
Goodwill			1,014			1,014
Expected percent of goodwill deductible for tax purposes						10.00%
Acquired intangible asset, weighted average useful life			6 years 6 months
Kenexa | Software
Acquisitions:
Goodwill						771
Kenexa | GTS
Acquisitions:
Goodwill						243
Other Acquisitions
Acquisitions:
Percentage of business acquired	100.00%	100.00%	100.00%
Goodwill	442	961	1,880
Expected percent of goodwill deductible for tax purposes	1.00%	2.00%	15.00%
Acquired intangible asset, weighted average useful life	6 years 10 months	6 years 7 months	6 years 7 months
Other Acquisitions | Software
Acquisitions:
Businesses acquired, number (in entities)		8	8
Goodwill	430	948	1,412
Other Acquisitions | GBS
Acquisitions:
Goodwill			5
Other Acquisitions | GTS
Acquisitions:
Goodwill	11		21
Other Acquisitions | STG
Acquisitions:
Businesses acquired, number (in entities)			2				1
Goodwill		$ 13	$ 443